Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-average number of common shares outstanding:
Basic number of common shares outstanding (in shares)	103,295,920	103,264,616	89,620,394	78,432,132	78,432,132	78,432,132	78,432,132	78,432,132	78,432,132	78,432,132			103,275,204	82,630,430		87,505,540	78,432,132
Dilutive effect of options (in shares)	0		294,434							0			1,494,711	0		400,149	0
Dilutive effect of warrants (in shares)	0		1,000,977							0			1,684,860	823,405		1,064,842	166,104
Diluted number of common shares outstanding (in shares)	103,295,920	106,390,339	90,915,805	79,254,268	79,083,675	78,820,844	78,551,830	78,432,132	78,432,132	78,432,132	79,147,972	78,432,132	106,454,775	83,453,835	78,492,979	88,970,531	78,598,236
Basic net income (loss) per common share:
Net income (loss)	$ (5,997)	$ 80,088	$ 46,570	$ 26,223	$ 74,430	$ 60,710	$ 39,576	$ (31,107)	$ 30,222	$ (1,130)			$ 65,074	$ 147,223		$ 227,311	$ 99,401	$ (1,130)
Income allocated to participating shares	0		(322)							0			(420)	(1,099)		(1,618)	(734)
Net income (loss) available to common shareholders	(5,997)		46,248							(1,130)			64,654	146,124		225,693	98,667
Basic net income (loss) per common share (in dollars per share)	$ (0.06)	$ 0.77	$ 0.52	$ 0.33	$ 0.94	$ 0.77	$ 0.50	$ (0.40)	$ 0.38	$ (0.01)			$ 0.63	$ 1.77		$ 2.58	$ 1.26
Earnings Per Share, Diluted [Abstract]
Net income (loss)	(5,997)	80,088	46,570	26,223	74,430	60,710	39,576	(31,107)	30,222	(1,130)			65,074	147,223		227,311	99,401	(1,130)
Income allocated to participating securities	0		(318)							0			(408)	(1,089)		(1,592)	(737)
Net income (loss) available to common shareholders	$ (5,997)		$ 46,252							$ (1,130)			$ 64,666	$ 146,134		$ 225,719	$ 98,664
Diluted net income (loss) per common share (in dollars per share)	$ (0.06)	$ 0.75	$ 0.51	$ 0.33	$ 0.93	$ 0.76	$ 0.50	$ (0.40)	$ 0.38	$ (0.01)	$ 1.26	$ (0.01)	$ 0.61	$ 1.75	$ 0.49	$ 2.54	$ 1.26
Options and Warrants [Member]
Earnings Per Share, Diluted [Abstract]
Antidilutive securities excluded from computation of earnings per share										3,648,006						3,786,173	3,052,091
Warrant
Earnings Per Share, Diluted [Abstract]
Antidilutive securities excluded from computation of earnings per share	4,651,163
Management and director options
Earnings Per Share, Diluted [Abstract]
Antidilutive securities excluded from computation of earnings per share	11,327,302		3,887,829										4,553,159	3,579,271